Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events
Subsequent Events

14.       Subsequent Events

Unit Distribution

On February 14, 2012, we paid a pro-rated cash distribution of $0.2323 per outstanding unit.  The pro-rated amount corresponded to our minimum quarterly cash distribution of $0.4750 per unit, or $1.90 on an annualized basis. The proration period began on November 17, 2011, the day after the closing date of LRR Energy’s initial public offering, and ended December 31, 2011. The aggregate amount of the distribution was $5.2 million.

Derivative Instruments

In January 2012, we entered into the following oil and NGL price swaps.

	Index	2012	2013
Oil Hedges
Price swaps (Bbls)	NYMEX-WTI	133,925	—
Weighted average price		$102.90	$—

NGL Hedges
Price swaps (Bbls)	Mont Belvieu	8,543	123,750
Weighted average price		$95.61	$51.31

In February 2012, we entered into the following natural gas basis swaps. These contracts are designed to effectively fix a price differential between NYMEX-Henry Hub price and the index price at which the physical natural gas is sold.

	Centerpoint East		Houston Ship Channel		WAHA		TEXOK
Term	$/Mmbtu	Mmbtu/d	$/Mmbtu	Mmbtu/d	$/Mmbtu	Mmbtu/d	$/Mmbtu	Mmbtu/d

2012	$(0.160)	6,345	$(0.065)	3,581	$(0.090)	4,198	$(0.080)	916
2013	$(0.195)	6,756	$(0.090)	3,399	$(0.120)	4,667	$(0.105)	953
2014	$(0.215)	6,086	$(0.085)	2,859	$(0.130)	4,193	$(0.125)	854
2015	$(0.230)	5,525	$(0.100)	2,476	$(0.140)	3,815	$(0.138)	776

Also in February 2012, we entered into three interest rate swaps to effectively fix our interest rate on $150.0 million of the amount borrowed under our credit facility. The first instrument has a fixed rate of 0.5175% per month and expires in February 2015. The other two instruments are effective in February 2015 for an average fixed rate of 1.72625% per month and expires in February 2017.